United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-10221

                       AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: November 30, 2003

                    Date of reporting period: May 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

AllianceBernstein
Value Fund

Semi-Annual Report
May 31, 2003


[LOGO]AllianceBernstein
      Investment Research and Management

Investment Products Offered
============================
 o Are Not FDIC Insured
 o May Lose Value
 o Are Not Bank Guaranteed
============================


This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

July 10, 2003

Semi-Annual Report
We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2003.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued. The Fund's policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

Investment Results
The following table provides performance for the Fund and its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended May 31, 2003.


   INVESTMENT RESULTS*
   Periods Ended May 31, 2003

                                                    ============================
                                                              Returns
                                                    ============================
                                                    6 Months           12 Months
--------------------------------------------------------------------------------
   AllianceBernstein Value Fund
     Class A                                           4.98%            -6.95%
--------------------------------------------------------------------------------
     Class B                                           4.60%            -7.63%
--------------------------------------------------------------------------------
     Class C                                           4.60%            -7.63%
--------------------------------------------------------------------------------
   Russell 1000 Value Index                            5.40%            -7.86%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The Russell 1000 Value Index is an unmanaged index comprised of securities in the Russell 1000 Index with a greater-than-average value orientation. The Russell 1000 Index is an unmanaged index comprised of the 1000 largest-capitalization companies that are traded in the United States. The index reflects no


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 1
   fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Value Fund.

   Additional investment results appear on page 4.


The Fund's Class A shares performed nearly in line with the benchmark, the Russell 1000 Value Index, which was up 5.4% for the six months ended May 31, 2003. The Fund outperformed the broad market, as measured by the S&P 500 Stock Index, which was up 3.9%.

Stock selection within regional banks and Savings & Loans contributed positively to the Fund's performance, as did the Fund's technology holdings, including Corning, Inc. and Nortel Networks Corp., which were up sharply from depressed levels.

The Fund's services stocks, specifically rails, such as Burlington Northern, CSX and Norfolk Southern, hurt overall performance somewhat. Additionally, consumer growth stocks, such as AOL Time Warner, and consumer cyclical stocks like VF Corporation also contributed to the Fund's lagging performance.

Market Review and Investment Strategy
As the Internet bubble has burst, value stocks have outperformed, and the value opportunity, as we measure it, has shrunk from its huge level three years ago to a level close to the historical norm. The rally, which began in March during the early stages of the war in Iraq, gathered strength as investors gained confidence about the outlook for the economy and corporate profits. All sectors participated in the rally, but technology led the market up. At this point, corporate cash flows have improved dramatically and balance sheets have strengthened as companies have reduced costs, restrained spending and improved productivity.

As valuations have normalized, we have moved toward a more diversified portfolio. We gradually trimmed our overweights of successful themes, such as industrial resources and banks, to buy a wide array of companies, some of which are rarely seen in the value realm. Among them are several pharmaceutical companies, Comcast Corp., a leader in cable, and Safeway Inc., a supermarket chain.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN VALUE FUND

PORTFOLIO SUMMARY
May 31, 2003 (unaudited)

INCEPTION DATES
Class A Shares
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01


PORTFOLIO STATISTICS
Net Assets ($mil): $638.7
Average Market Capitalization ($mil): $18,394





SECTOR BREAKDOWN
  34.1% Financial
  13.2% Utilities
  10.5% Energy
   8.1% Consumer Cyclicals
   6.5% Technology
   6.0% Consumer Growth
   5.9% Industrial Commodities
   4.7% Consumer Staples
   2.2% Capital Equipment
   2.1% Services
   1.8% Non-Financial

   4.9% Short-Term


HOLDING TYPE
  93.0% Domestic Equity
   2.1% Foreign Equity

   4.9% Short-Term



All data as of May 31, 2003. The Fund's sector breakdown and holding type are expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 3

INVESTMENT RESULTS


ANNUAL AVERAGE RETURNS AS OF MAY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
               1 Year             -6.95%                    -10.88%
      Since Inception*            -0.20%                    -2.16%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
               1 Year             -7.63%                    -11.32%
      Since Inception*            -0.87%                    -1.79%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
               1 Year             -7.63%                    -8.55%
      Since Inception*            -0.87%                    -0.87%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                  Class A           Class B         Class C
                                  Shares            Shares           Shares
--------------------------------------------------------------------------------
                    1 Year        -4.76%            -5.14%           -2.18%
          Since Inception*        -1.73%            -1.41%           -0.53%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date for all share classes: 3/29/01.



--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN VALUE FUND

TEN LARGEST HOLDINGS
May 31, 2003 (unaudited)

                                                               Percent of
Company                                         Value          Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp.                       $  29,848,000                 4.7%
--------------------------------------------------------------------------------
Citigroup, Inc.                            24,911,446                 3.9
--------------------------------------------------------------------------------
Bank of America Corp.                      19,381,040                 3.0
--------------------------------------------------------------------------------
ChevronTexaco Corp.                        12,762,816                 2.0
--------------------------------------------------------------------------------
Comcast Corp. Cl.A                         11,713,242                 1.8
--------------------------------------------------------------------------------
SBC Communications, Inc.                   11,202,400                 1.8
--------------------------------------------------------------------------------
Hewlett-Packard Co.                        10,861,500                 1.7
--------------------------------------------------------------------------------
Wachovia Corp.                             10,486,980                 1.7
--------------------------------------------------------------------------------
BellSouth Corp.                             9,167,158                 1.4
--------------------------------------------------------------------------------
Verizon Communications, Inc.                8,894,750                 1.4
--------------------------------------------------------------------------------
                                        $ 149,229,332                23.4%


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 5

PORTFOLIO OF INVESTMENTS
May 31, 2003 (unaudited)

Company                                                  Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS-97.4%

Financial-35.0%
Banks - NYC-4.7%
Citigroup, Inc. ..............................          607,300      $24,911,446
J. P. Morgan Chase & Co. .....................          160,000        5,257,600
                                                                     -----------
                                                                      30,169,046
                                                                     -----------
Finance - Personal Loans-0.4%
Countrywide Credit Industries, Inc. ..........           38,000        2,798,700
                                                                     -----------
Life Insurance-2.0%
Jefferson-Pilot Corp. ........................           71,750        3,027,132
John Hancock Financial Services, Inc. ........          136,500        4,129,125
MetLife, Inc. ................................          159,100        4,450,027
Torchmark Corp. ..............................           23,900          923,018
                                                                     -----------
                                                                      12,529,302
                                                                     -----------
Major Regional Banks-14.6%
AmSouth Bancorp ..............................          166,200        3,709,584
Bank of America Corp. ........................          261,200       19,381,040
Bank One Corp. ...............................          190,800        7,128,288
Charter One Financial, Inc. ..................           37,485        1,141,793
Comerica, Inc. ...............................           89,100        4,122,657
FleetBoston Financial Corp. ..................          262,900        7,773,953
Huntington Bancshares, Inc. ..................          177,000        3,630,270
KeyCorp ......................................          177,000        4,672,800
National City Corp. ..........................          181,500        6,138,330
Regions Financial Corp. ......................          109,500        3,836,880
SunTrust Banks, Inc. .........................           78,500        4,655,050
UnionBanCal Corp. ............................           36,000        1,521,000
Union Planters Corp. .........................           49,500        1,592,910
U.S. Bancorp .................................          296,200        7,019,940
Wachovia Corp. ...............................          261,000       10,486,980
Wells Fargo & Co. ............................          125,800        6,076,140
                                                                     -----------
                                                                      92,887,615
                                                                     -----------
Multi-Line Insurance-3.3%
Aetna, Inc. ..................................           25,000        1,435,500
American International Group, Inc. ...........          105,353        6,097,832
CIGNA Corp. ..................................           82,400        4,622,640
Health Net, Inc.(a) ..........................          114,000        3,450,780
Humana, Inc.(a) ..............................          194,100        2,521,359
Oxford Health Plans, Inc.(a) .................           84,600        3,132,738
                                                                     -----------
                                                                      21,260,849
                                                                     -----------
Property / Casualty Insurance-3.1%
ACE, Ltd. ....................................           46,500        1,697,250
Allstate Corp. ...............................          179,400        6,456,606
Chubb Corp. ..................................           54,000        3,457,620
PartnerRe, Ltd. ..............................           33,000        1,752,960

--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN VALUE FUND

Company                                                   Shares           Value
--------------------------------------------------------------------------------

RenaissanceRe Holdings, Ltd. ...................           9,000    $    402,300
Travelers Property Casualty Corp. Cl. A(a) .....         169,230       2,763,526
Travelers Property Casualty Corp. Cl. B(a) .....          42,181         682,067
XL Capital, Ltd. Cl.A ..........................          27,900       2,428,695
                                                                    ------------
                                                                      19,641,024
                                                                    ------------
Savings & Loan-3.1%
Astoria Financial Corp. ........................          15,900         420,555
Federal Home Loan Mortgage Corp. ...............          58,300       3,486,923
Federal National Mortgage Assn .................          38,100       2,819,400
Golden West Financial Corp. ....................          50,000       3,889,500
Washington Mutual, Inc. ........................         217,550       8,871,689
                                                                    ------------
                                                                      19,488,067
                                                                    ------------
Miscellaneous-3.8%
Bear Stearns Companies, Inc. ...................          49,000       3,786,230
Goldman Sachs Group, Inc. ......................          74,500       6,071,750
Lehman Brothers Holdings, Inc. .................          82,500       5,909,475
Merrill Lynch & Co., Inc. ......................          58,500       2,533,050
MGIC Investment Corp. ..........................          47,000       2,538,940
Morgan Stanley Dean Witter & Co. ...............          78,400       3,586,800
                                                                    ------------
                                                                      24,426,245
                                                                    ------------
                                                                     223,200,848
                                                                    ------------
Utilities-13.5%
Electric Companies-5.8%
Alliant Energy Corp. ...........................         104,100       2,079,918
Ameren Corp. ...................................          69,000       3,139,500
American Electric Power Co., Inc. ..............         112,400       3,264,096
Cinergy Corp. ..................................         103,500       3,926,790
Consolidated Edison, Inc. ......................          33,000       1,418,670
Constellation Energy Group, Inc. ...............         106,550       3,532,132
Entergy Corp. ..................................          94,600       4,889,874
Exelon Corp. ...................................          39,800       2,280,540
Northeast Utilities ............................          58,975         953,036
PPL Corp. ......................................          99,725       4,032,879
Puget Energy, Inc. .............................         100,000       2,345,000
Reliant Resources, Inc.(a) .....................         103,400         692,780
Sempra Energy ..................................         128,600       3,506,922
Texas Genco Holdings, Inc. .....................          17,020         354,867
Wisconsin Energy Corp. .........................          10,500         292,425
                                                                    ------------
                                                                      36,709,429
                                                                    ------------
Telephone-7.7%
AT&T Corp. .....................................         280,300       5,463,047
AT&T Wireless Services, Inc.(a) ................         638,800       4,963,476
BellSouth Corp. ................................         345,800       9,167,158
Qwest Communications International, Inc.(a)  ...         420,000       1,885,800
SBC Communications, Inc. .......................         440,000      11,202,400
Sprint Corp. (PCS Group)(a) ....................         683,100       3,046,626


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 7

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Sprint Corp. .................................          341,150      $ 4,625,994
Verizon Communications, Inc. .................          235,000        8,894,750
                                                                     -----------
                                                                      49,249,251
                                                                     -----------
                                                                      85,958,680
                                                                     -----------
Energy-10.8%
Oils - Integrated Domestic-4.1%
Amerada Hess Corp. ...........................           60,000        2,940,000
Ashland, Inc. ................................           81,600        2,648,736
ConocoPhillips ...............................          151,720        8,188,328
Marathon Oil Corp. ...........................          163,100        4,196,563
Occidental Petroleum Corp. ...................          144,300        4,868,682
Valero Energy Corp. ..........................           87,600        3,285,000
                                                                     -----------
                                                                      26,127,309
                                                                     -----------
Oils - Integrated International-6.7%
ChevronTexaco Corp. ..........................          179,910       12,762,816
Exxon Mobil Corp. ............................          820,000       29,848,000
                                                                     -----------
                                                                      42,610,816
                                                                     -----------
                                                                      68,738,125
                                                                     -----------
Consumer Cyclicals-8.3%
Apparel Manufacturing-0.6%
Liz Claiborne, Inc. ..........................           42,000        1,423,380
V. F. Corp. ..................................           70,000        2,664,900
                                                                     -----------
                                                                       4,088,280
                                                                     -----------
Auto Parts - After Market-0.8%
Genuine Parts Co. ............................           95,300        3,132,511
Snap-On, Inc. ................................           66,700        2,028,347
                                                                     -----------
                                                                       5,160,858
                                                                     -----------
Autos & Auto Parts-2.9%
Autoliv, Inc. ................................          111,900        2,878,068
Dana Corp. ...................................          160,800        1,432,728
Delphi Corp. .................................          333,200        2,938,824
General Motors Corp. .........................          139,500        4,928,535
Lear Corp.(a) ................................           68,200        2,712,996
Magna International, Inc. Cl.A ...............           49,000        3,287,900
                                                                     -----------
                                                                      18,179,051
                                                                     -----------
Home Furnishings-0.4%
Leggett & Platt, Inc. ........................          119,000        2,626,330
                                                                     -----------
Household - Appliances/Durables-0.3%
Black & Decker Corp. .........................           29,000        1,255,990
Whirlpool Corp. ..............................           12,100          688,490
                                                                     -----------
                                                                       1,944,480
                                                                     -----------
Retailers-2.6%
AutoNation, Inc.(a) ..........................           24,800          345,216
Federated Department Stores, Inc.(a) .........          117,500        3,818,750
May Department Stores Co. ....................          173,400        3,761,046


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN VALUE FUND

Company                                                   Shares           Value
--------------------------------------------------------------------------------

Office Depot, Inc.(a) ..........................         213,000     $ 2,854,200
Sears, Roebuck & Co. ...........................         158,200       4,742,836
TJX Cos, Inc. ..................................          60,000       1,092,000
                                                                     -----------
                                                                      16,614,048
                                                                     -----------
Miscellaneous-0.7%
Fortune Brands, Inc. ...........................          37,000       1,938,800
Newell Rubbermaid, Inc. ........................          28,000         798,000
Stanley Works ..................................          57,500       1,607,700
                                                                     -----------
                                                                       4,344,500
                                                                     -----------
                                                                      52,957,547
                                                                     -----------
Technology-6.6%
Communication - Equip. Mfrs.-2.6%
ADC Telecommunications, Inc.(a) ................         918,100       2,469,689
Corning, Inc.(a) ...............................         900,000       6,579,000
Nortel Networks Corp.(a) .......................       1,733,400       5,442,876
Tellabs, Inc.(a) ...............................         274,800       2,181,912
                                                                     -----------
                                                                      16,673,477
                                                                     -----------
Computers-2.9%
EMC Corp.(a) ...................................         139,300       1,507,226
Hewlett-Packard Co. ............................         557,000      10,861,500
International Business Machines Corp. ..........          68,200       6,004,328
Quantum Corp.(a) ...............................         125,000         530,000
                                                                     -----------
                                                                      18,903,054
                                                                     -----------
Miscellaneous Industrial Technology-1.1%
Arrow Electronics, Inc.(a) .....................          31,625         538,574
Avnet, Inc. ....................................          37,000         503,200
Ingram Micro, Inc. Cl.A(a) .....................         164,000       1,807,280
Solectron Corp.(a) .............................         766,187       3,064,748
Tech Data Corp.(a) .............................          37,000         920,560
                                                                     -----------
                                                                       6,834,362
                                                                     -----------
                                                                      42,410,893
                                                                     -----------
Consumer Growth-6.1%
Drugs-2.6%
Bristol-Myers Squibb Co. .......................          84,600       2,165,760
GlaxoSmithKline Plc (ADR) ......................          73,400       2,898,140
Merck & Co., Inc. ..............................         153,700       8,542,646
Pfizer, Inc. ...................................          98,500       3,055,470
                                                                     -----------
                                                                      16,662,016
                                                                     -----------
Entertainment-0.7%
AOL Time Warner, Inc. ..........................          38,000         578,360
Viacom, Inc. Cl.B(a) ...........................          42,700       1,943,704
Walt Disney Co. ................................          96,000       1,886,400
                                                                     -----------
                                                                       4,408,464
                                                                     -----------
Hospital Supplies-0.3%
Abbott Laboratories ............................          45,000       2,004,750
                                                                     -----------


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 9

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Publishing-0.6%
Deluxe Corp. ...............................            55,400       $ 2,602,138
R. R. Donnelly & Sons Co. ..................            41,800         1,042,910
                                                                     -----------
                                                                       3,645,048
                                                                     -----------
Radio - TV Broadcasting-1.9%
Comcast Corp. Cl.A(a) ......................           389,015        11,713,242
Liberty Media Corp. Cl.A(a) ................            67,900           794,430
                                                                     -----------
                                                                      12,507,672
                                                                     -----------
                                                                      39,227,950
                                                                    ------------
Industrial Commodities-6.0%
Chemicals-3.9%
Cabot Corp. ................................            70,600         2,074,228
Dow Chemical Co. ...........................           180,300         5,733,540
E. I. du Pont de Nemours & Co. .............           180,000         7,585,200
Eastman Chemical Co. .......................            61,800         2,020,242
FMC Corp.(a) ...............................            52,000         1,081,080
Lubrizol Corp. .............................            59,000         1,882,100
Lyondell Chemical Co. ......................           179,500         2,584,800
PPG Industries, Inc. .......................            43,000         2,091,090
                                                                     -----------
                                                                      25,052,280
                                                                     -----------
Containers-0.0%
Owens-Illinois, Inc.(a) ....................            19,300           220,985
                                                                     -----------
Paper-2.0%
Boise Cascade Corp. ........................            66,700         1,638,819
Georgia-Pacific Corp. ......................           213,600         3,695,280
MeadWestvaco Corp. .........................           138,808         3,475,752
Smurfit-Stone Container Corp.(a) ...........            62,800           930,696
Temple-Inland, Inc. ........................            61,100         2,849,704
                                                                     -----------
                                                                      12,590,251
                                                                     -----------
Steel-0.1%
Worthington Industries, Inc. ...............            43,400           647,962
                                                                     -----------
                                                                      38,511,478
                                                                     -----------
Consumer Staples-4.8%
Foods-1.3%
ConAgra Foods, Inc. ........................            85,000         2,062,950
Del Monte Foods Co. ........................            10,501            95,769
H.J. Heinz Co. .............................            23,514           777,608
Sara Lee Corp. .............................           191,525         3,489,585
Tyson Foods, Inc. Cl.A .....................           229,038         2,175,861
                                                                     -----------
                                                                       8,601,773
                                                                     -----------
Restaurants-0.2%
Wendy's International, Inc. ................            37,000         1,114,070
                                                                     -----------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN VALUE FUND

Company                                                Shares             Value
--------------------------------------------------------------------------------

Retail - Food-0.8%
Albertson's, Inc. ..........................            49,600       $ 1,035,152
Safeway, Inc.(a) ...........................           176,500         3,325,260
SUPERVALU, Inc. ............................            35,600           706,660
                                                                     -----------
                                                                       5,067,072
                                                                     -----------
Soaps & Household Chemicals-0.5%
Procter & Gamble Co. .......................            32,000         2,938,240
                                                                     -----------
Sugar Refiners-0.2%
Archer-Daniels-Midland Co. .................            95,375         1,141,639
                                                                     -----------
Tobacco-1.8%
Altria Group, Inc. .........................           197,500         8,156,750
UST, Inc. ..................................           104,300         3,682,833
                                                                     -----------
                                                                      11,839,583
                                                                     -----------
                                                                      30,702,377
                                                                     -----------
Capital Equipment-2.3%
Aerospace & Defense-0.1%
Goodrich Corp. .............................            49,000           895,230
                                                                     -----------
Auto & Truck Parts-0.7%
Eaton Corp. ................................            41,600         3,491,488
PACCAR, Inc. ...............................            15,300         1,013,931
                                                                     -----------
                                                                       4,505,419
                                                                     -----------
Electrical Equipment-0.9%
Cooper Industries, Ltd. Cl.A ...............            67,600         2,696,564
Hubbell, Inc. Cl.B .........................            57,000         1,918,620
Thomas & Betts Corp.(a) ....................            67,200         1,033,536
                                                                     -----------
                                                                       5,648,720
                                                                     -----------
Miscellaneous Capital Goods-0.6%
Parker-Hannifin Corp. ......................            74,100         2,995,863
Textron, Inc. ..............................            16,200           564,570
                                                                     -----------
                                                                       3,560,433
                                                                     -----------
                                                                      14,609,802
                                                                     -----------
Services-2.2%
Railroads-2.2%
Burlington Northern Santa Fe Corp. .........           152,425         4,498,062
CSX Corp. ..................................           127,000         4,159,250
Norfolk Southern Corp. .....................           195,200         4,278,784
Union Pacific Corp. ........................            16,600         1,012,434
                                                                     -----------
                                                                      13,948,530
                                                                     -----------
Non-Financial-1.8%
Building Material-0.6%
Masco Corp. ................................           154,800         3,808,080
                                                                     -----------
Building Materials - Cement-0.3%
Martin Marietta Materials, Inc. ............            48,300         1,652,343
                                                                     -----------


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 11

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)             Value
--------------------------------------------------------------------------------
Home Building-0.5%
Pulte Homes, Inc. .........................            54,000     $   3,541,860
                                                                  -------------
Miscellaneous Building-0.4%
Sherwin-Williams Co. ......................            96,000         2,628,480
                                                                  -------------
                                                                     11,630,763
                                                                  -------------
Total Common Stocks
  (cost $600,696,532) .......................                       621,896,993
                                                                  -------------
SHORT-TERM INVESTMENT-4.9%
Time Deposit-4.9%
State Street Euro Dollar
  0.75%, 6/02/03
  (cost $31,699,000) ........................   $      31,699        31,699,000
                                                                  -------------
Total Investments-102.3%
   (cost $632,395,532) ....................                         653,595,993
Other assets less liabilities-(2.3%) ......                        (14,944,073)
                                                                  -------------
Net Assets-100% ...........................                       $ 638,651,920
                                                                  -------------


(a) Non-income producing security.
    Glossary:
    ADR-American Depositary Receipt
    See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN VALUE FUND

STATEMENT OF ASSETS & LIABILITIES
May 31, 2003 (unaudited)

Assets
Investments in securities, at value
  (cost $632,395,532) ...............................   $ 653,595,993
Cash ................................................             274
Receivable for investment securities sold............       2,539,208
Dividends and interest receivable....................       1,519,625
Receivable for shares of beneficial interest sold....         974,368
                                                        -------------
Total assets.........................................     658,629,468
                                                        -------------
Liabilities
Payable for investment securities purchased..........      18,642,220
Payable for shares of beneficial interest redeemed...         413,296
Advisory fee payable.................................         400,538
Distribution fee payable.............................         226,498
Accrued expenses and other liabilities...............         294,996
Total liabilities....................................      19,977,548
                                                        -------------
Net Assets...........................................   $ 638,651,920
                                                        -------------
Composition of Net Assets
Paid-in capital......................................   $ 631,992,886
Undistributed net investment income..................       2,407,220
Accumulated net realized loss on investment
  transactions........................................    (16,948,647)
Net unrealized appreciation of investments...........      21,200,461
                                                        -------------
                                                        $ 638,651,920
                                                        -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($112,186,819/11,397,409 shares of beneficial interest
  issued and outstanding)............................                  $ 9.84
Sales charge--4.25% of public offering price.........                     .44
                                                                       ------
Maximum offering price...............................                  $10.28
                                                                       ------
Class B Shares
Net asset value and offering price per share
  ($163,557,021/16,709,870 shares of beneficial interest
  issued and outstanding)..............................                $ 9.79
                                                                       ------
Class C Shares
Net asset value and offering price per share
  ($73,004,789/7,458,371 shares of beneficial interest
  issued and outstanding)..............................                $ 9.79
                                                                       ------
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($289,903,291/29,351,095 shares of beneficial interest
  issued and outstanding)..............................                $ 9.88
                                                                       ------





See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 13

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2003 (unaudited)

Investment Income
Dividends (net of foreign taxes
  withheld of $10,737).................. $     7,394,639
Interest................................          84,539   $     7,479,178
                                         ---------------
Expenses
Advisory fee............................       2,084,740
Distribution fee--Class A...............         147,424
Distribution fee--Class B...............         737,171
Distribution fee--Class C...............         322,919
Transfer agency.........................         829,720
Custodian...............................          81,354
Administrative..........................          68,000
Printing................................          50,367
Registration fees.......................          42,204
Audit and legal.........................          32,106
Trustees' fees and expenses.............           9,552
Miscellaneous...........................           7,356
                                         ---------------
Total expenses..........................       4,412,913
Less: expense offset arrangement
  (see Note B)............................          (304)
                                         ---------------
Net expenses............................                         4,412,609
                                                           ---------------
Net investment income...................                         3,066,569
                                                           ---------------
Realized and Unrealized Gain (Loss)
  on Investment Transactions
Net realized loss on investment
  transactions............................                      (6,055,486)
Net change in unrealized
  appreciation/depreciation
  of investments..........................                      35,561,021
                                                           ---------------
Net gain on investment transactions.....                        29,505,535
                                                           ---------------
Net Increase in Net Assets
  from Operations.........................                 $    32,572,104
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN VALUE FUND

STATEMENT OF CHANGES
IN NET ASSETS

                                            Six Months
                                               Ended         Year Ended
                                           May 31, 2003     November 30,
                                            (unaudited)         2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
  from Operations
Net investment income................... $     3,066,569   $     2,599,542
Net realized loss on investment
  transactions..........................      (6,055,486)      (10,404,567)
Net change in unrealized
  appreciation/depreciation
  of investments........................      35,561,021       (13,637,242)
                                         ---------------   ---------------
Net increase (decrease) in net assets
  from operations.......................      32,572,104       (21,442,267)
Dividends to Shareholders from
Net investment income
   Class A..............................        (683,689)         (286,606)
   Class B..............................        (160,653)          (98,531)
   Class C..............................         (68,503)          (42,991)
   Advisor Class........................      (2,251,220)          (73,691)
Transactions in Shares of
Beneficial Interest
Net increase............................      73,451,251       359,613,243
                                         ---------------   ---------------
Total increase..........................     102,859,290       337,669,157
Net Assets
Beginning of period.....................     535,792,630       198,123,473
                                         ---------------   ---------------
End of period (including undistributed
  net investment income of $2,504,716
  at November 30, 2002)................. $   638,651,920   $   535,792,630
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 15

NOTES TO FINANCIAL STATEMENTS
May 31, 2003 (unaudited)

NOTE A
Significant Accounting Policies
AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN VALUE FUND
their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 17

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a fee at an annual rate of .75% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN VALUE FUND

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated January 31, 2001, under which the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%, 3.20%, 3.20% and 2.20% of the daily average net assets of Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended May 31, 2003, there were no expenses waived or reimbursed by the Adviser.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2003, such fees amounted to $68,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such fees amounted to $669,991 for the six months ended May 31, 2003.

For the six months ended May 31, 2003, the Fund's expenses were reduced by $304 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $9,147 from the sale of Class A shares and $862, $212,408 and $7,902 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2003, amounted to $486,580, of which $318,247 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 19
of $3,019,607 and $471,475 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities................... $   128,864,569   $    49,973,460
U.S. government securities..............              -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation........................      $    53,420,365
Gross unrealized depreciation........................          (32,219,904)
                                                           ---------------
Net unrealized appreciation..........................      $    21,200,461
                                                           ---------------


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN VALUE FUND

NOTE E
Distributions to Shareholders
The tax character of distributions to be paid for the year ending November 30, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 were as follows:
                                              2002              2001
                                         --------------   ---------------
Distributions paid from:
   Ordinary income....................   $      501,819   $            -0-
                                         --------------   ---------------
Total taxable distributions...........          501,819                -0-
                                         --------------   ---------------
Total distributions paid..............   $      501,819   $            -0-
                                         --------------   ---------------
As of November 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income..........................   $     2,528,146
Accumulated capital and other losses...................       (10,386,476)(a)
Unrealized appreciation/(depreciation).................       (14,867,245)(b)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $   (22,725,575)
                                                          ---------------

(a) On November 30, 2002, the Fund had a net capital loss carryforward of $10,386,476, of which $488,283 expires in the year 2009 and $9,898,193 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F
Shares of Beneficial Interest
There is an unlimited number of shares of beneficial interest authorized, without par value, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:


              =================================  ================================
                            Shares                            Amount
              =================================  ================================
              Six Months Ended     Year Ended     Six Months Ended     Year Ended
                  May 31, 2003   November 30,         May 31, 2003   November 30,
                   (unaudited)           2002          (unaudited)           2002
              -------------------------------------------------------------------
Class A
Shares sold          2,779,019      7,247,093       $  25,087,769   $  71,573,282
---------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends             63,586         24,178             579,906         244,681
---------------------------------------------------------------------------------
Shares converted
  from Class B         128,516        149,578           1,160,597       1,454,200
---------------------------------------------------------------------------------
Shares redeemed     (1,668,288)    (3,120,703)        (14,856,101)    (29,772,310)
Net increase         1,302,833      4,300,146       $  11,972,171   $  43,499,853
---------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 21



              =================================  ================================
                            Shares                            Amount
              =================================  ================================
              Six Months Ended     Year Ended     Six Months Ended     Year Ended
                  May 31, 2003   November 30,         May 31, 2003   November 30,
                   (unaudited)           2002          (unaudited)           2002
              -------------------------------------------------------------------
Class B
Shares sold          3,228,061     10,431,805       $  28,892,884   $ 102,243,732
---------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends             11,535          5,287             104,970          53,456
---------------------------------------------------------------------------------
Shares converted
  to Class A          (129,019)      (150,320)         (1,160,597)     (1,454,200)
---------------------------------------------------------------------------------
Shares redeemed     (2,062,573)    (3,295,938)        (18,172,725)    (30,452,569)
---------------------------------------------------------------------------------
Net increase         1,048,004      6,990,834       $   9,664,532   $  70,390,419
--------------------------------------------------------------------------------
Class C
Shares sold          1,832,067      4,115,388       $  16,415,442   $  40,682,467
--------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              4,435          2,323              40,310          23,484
---------------------------------------------------------------------------------
Shares redeemed       (940,627)    (1,340,340)         (8,353,897)    (12,573,054)
---------------------------------------------------------------------------------
Net increase           895,875      2,777,371       $   8,101,855   $  28,132,897
---------------------------------------------------------------------------------
Advisor Class
Shares sold          5,380,043     24,050,430       $  48,321,656   $ 223,883,875
---------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends            240,219          4,183           2,195,603          42,423
---------------------------------------------------------------------------------
Shares redeemed       (764,554)      (671,543)         (6,804,566)     (6,336,224)
---------------------------------------------------------------------------------
Net increase         4,855,708     23,383,070       $  43,712,693   $ 217,590,074
---------------------------------------------------------------------------------


NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2003.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN VALUE FUND



FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                               ==========================================
                                                                Class A
                                               ==========================================
                                                 Six Months                     March 29,
                                                      Ended     Year Ended     2001(a) to
                                               May 31, 2003   November 30,   November 30,
                                                (unaudited)           2002           2001
                                               ------------------------------------------
Net asset value, beginning of period..........       $ 9.44         $10.26         $10.00
                                               ------------------------------------------
Income From Investment Operations
Net investment income(b)......................          .06            .10            .06(c)
Net realized and unrealized gain (loss) on
  investment transactions.....................          .41           (.87)           .20
                                               ------------------------------------------
Net increase (decrease) in net asset value
  from operations.............................          .47           (.77)           .26
                                               ------------------------------------------
Less: Dividends
Dividends from net investment income..........         (.07)          (.05)            -0-
                                               ------------------------------------------
Net asset value, end of period................       $ 9.84         $ 9.44         $10.26
                                               ------------------------------------------
Total Return
Total investment return based on
  net asset value(d)..........................         4.98%         (7.56)%         2.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).....     $112,187        $95,295        $59,437
  Ratio to average net assets of:
  Expenses, net of waivers....................         1.44%(e)       1.45%          1.71%(e)
  Expenses, before waivers....................         1.44%(e)       1.45%          1.74%(e)
  Net investment income.......................         1.25%(e)       .99%            .79%(c)(e)
Portfolio turnover rate.......................            9%            11%            14%


See footnote summary on page 26.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 23


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                               ==========================================
                                                                Class B
                                               ==========================================
                                                 Six Months                     March 29,
                                                      Ended     Year Ended     2001(a) to
                                               May 31, 2003   November 30,   November 30,
                                                (unaudited)           2002           2001
                                               ------------------------------------------
Net asset value, beginning of period..........     $   9.37       $  10.22     $    10.00
                                               ------------------------------------------
Income From Investment Operations
Net investment income(b)......................          .02            .03            .01(c)
Net realized and unrealized gain (loss) on
  investment transactions.....................          .41           (.87)           .21
                                               ------------------------------------------
Net increase (decrease) in net asset value
  from operations.............................          .43           (.84)           .22
                                               ------------------------------------------
Less: Dividends
Dividends from net investment income..........         (.01)          (.01)            -0-
                                               ------------------------------------------
Net asset value, end of period................     $   9.79       $   9.37     $    10.22
                                               ------------------------------------------
Total Return
Total investment return based on
  net asset value(d)..........................         4.60%         (8.22)%         2.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....     $163,557       $146,704        $88,579
Ratio to average net assets of:
  Expenses, net of waivers....................         2.19%(e)       2.18%          2.42%(e)
  Expenses, before waivers....................         2.19%(e)       2.18%          2.46%(e)
  Net investment income.......................          .50%(e)        .27%             .08%(c)(e)
Portfolio turnover rate.......................            9%            11%            14%


See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN VALUE FUND


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                               ==========================================
                                                                Class C
                                               ==========================================
                                                 Six Months                     March 29,
                                                      Ended     Year Ended     2001(a) to
                                               May 31, 2003   November 30,   November 30,
                                                (unaudited)           2002           2001
                                               ------------------------------------------
Net asset value, beginning of period..........      $  9.37     $    10.21        $ 10.00
                                               ------------------------------------------
Income From Investment Operations
Net investment income(b)......................          .02            .03             -0-(c)
Net realized and unrealized gain (loss) on
  investment transactions.....................          .41           (.86)           .21
                                               ------------------------------------------
Net increase (decrease) in net asset value
  from operations.............................          .43           (.83)           .21
                                               ------------------------------------------
Less: Dividends
Dividends from net investment income..........         (.01)          (.01)            -0-
                                               ------------------------------------------
Net asset value, end of period................      $  9.79      $    9.37        $ 10.21
                                               ------------------------------------------
Total Return
Total investment return based on
  net asset value(d)..........................         4.60%         (8.13)%         2.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).....      $73,005        $61,459        $38,661
Ratio to average net assets of:
  Expenses, net of waivers....................         2.15%(e)       2.16%          2.43%(e)
  Expenses, before waivers....................         2.15%(e)       2.16%          2.47%(e)
  Net investment income.......................          .54%(e)       .28%            .06%(c)(e)
Portfolio turnover rate.......................            9%            11%            14%


See footnote summary on page 26.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 25


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                               ==========================================
                                                              Advisor Class
                                               ==========================================
                                                 Six Months                     March 29,
                                                      Ended     Year Ended     2001(a) to
                                               May 31, 2003   November 30,   November 30,
                                                (unaudited)           2002           2001
                                               ------------------------------------------
Net asset value, beginning of period..........       $ 9.48       $  10.29        $ 10.00
                                               ------------------------------------------
Income From Investment Operations
Net investment income(b)......................          .07            .15         .08(c)
Net realized and unrealized gain (loss) on
  investment transactions.....................          .42           (.90)           .21
                                               ------------------------------------------
Net increase (decrease) in net asset value
  from operations.............................          .49           (.75)           .29
                                               ------------------------------------------
Less: Dividends
Dividends from net investment income..........         (.09)          (.06)            -0-
                                               ------------------------------------------
Net asset value, end of period................       $ 9.88       $   9.48        $ 10.29
                                               ------------------------------------------
Total Return
Total investment return based on
  net asset value(d)..........................         5.25%         (7.30)%         2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....     $289,903       $232,335        $11,447
  Ratio to average net assets of:
  Expenses, net of waivers....................         1.14%(e)       1.23%          1.40%(e)
  Expenses, before waivers....................         1.14%(e)       1.23%          1.44%(e)
  Net investment income.......................         1.55%(e)       1.55%          1.14%(c)(e)
Portfolio turnover rate.......................            9%            11%            14%


(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of fees and expenses waived by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.

--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN VALUE FUND

BOARD OF TRUSTEES


John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Marilyn G. Fedak, Senior Vice President
Ranji H. Nagaswami, Senior Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Ropes & Gray
One International Place
Boston, MA, 02110

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll Free: (800) 221-5672


(1) Member of the Audit Committee

--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 27

ALLIANCEBERNSTEIN FAMILY OF FUNDS


U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio

Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN VALUE FUND

AllianceBernstein Value Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO]AllianceBernstein
      Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVIVFSR0503

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  July 29, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 29, 2003